Organization and Summary of Significant Accounting Policies - Summary of Individual Customers (Parenthetical) (Detail) - Customer Concentration Risk - Customer A [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sales Revenue
Concentration Risk [Line Items]
Concentration Risk Percentage	50.00%	22.00%
Sales Revenue | Minimum [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk Percentage	32.00%	9.00%
Accounts Receivable | Minimum [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%